Critical Accounting Judgments and Estimates (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Critical Accounting Judgments and Estimates (Textual)
Derivative financial assets, at fair value	$ 32,800	$ 52,400
Derivative financial liabilities, at fair value	7,900	5,600
Goodwill	2,446,603	2,446,603
Intangible assets	$ 802,791	$ 811,154